Trade and other receivables (Details) - CLP ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Current trade receivables		$ 266,079,247	$ 284,062,536
Non-current trade receivables		0	0
Other current receivables		33,934,693	36,639,803
Other non-current receivables		3,224,627	3,363,123
Trade and other current receivables		300,013,940	320,702,339
Trade and other non-current receivables		3,224,627	3,363,123
Current Trade Receivables Gross		271,872,068	290,121,737
Non Current Trade Receivables Gross		0	0
Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross		154,120,306	162,477,091
International business operating segment
Statement [Line Items]
Current Trade Receivables Gross		66,023,849	76,166,145
Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross		51,727,913	51,478,501
Impairment loss estimate
Statement [Line Items]
Current Trade Receivables Gross		(5,792,821)	(6,059,201)
Non Current Trade Receivables Gross		0
Accounts receivables: | Chile operating segment
Statement [Line Items]
Non Current Trade Receivables Gross		0	0
Accounts receivables: | International business operating segment
Statement [Line Items]
Non Current Trade Receivables Gross		0	0
Accounts receivables: | Wines operating segment
Statement [Line Items]
Non Current Trade Receivables Gross		0	0
Accounts receivables: | Impairment loss estimate
Statement [Line Items]
Non Current Trade Receivables Gross			0
Others accounts receivables
Statement [Line Items]
Other current receivables	[1]	33,934,693	36,639,803
Other non-current receivables	[1]	$ 3,224,627	$ 3,363,123

[1]	As of December 31, 2019, an account receivable is included that relates to the sale of 49% of the participation that CPCh held over Compania Pisquera Bauza S.A. where in the current asset it maintains an amount of ThCh$ 1,325,613 (ThCh$ 1,392,650 as of December 31, 2018) and in non-current assets with no balance as of December 31, 2019 (ThCh$ 1,240,461 as of December 31, 2018). The charges received for this transaction as of December 31, 2019 are presented in the Consolidated Statement of Cash Flows, in investment activities, under the heading "Proceeds from the sale of interests in joint ventures"